Fair value disclosures (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and short-term investments	$ 6,081	$ 5,490	$ 3,057	$ 3,592
Available-for-sale securities	1,570	1,586	1,447
Liabilities
Short-term borrowings	3,679	5,287	3,988
Machinery and Power Systems
Liabilities
Short-term borrowings	16	636	93
Financial Products
Liabilities
Short-term borrowings	3,663	4,651	3,895
Carrying Amount
Assets
Cash and short-term investments	6,081	5,490	3,057
Restricted cash and short-term investments	53	53	87
Available-for-sale securities	1,570	1,586	1,447
Finance receivables-net (excluding finance leases)	16,049	15,404	12,689
Wholesale inventory receivables-net (excluding finance leases)	1,529	1,674	1,591
Foreign currency contracts-net	45	0	0
Interest rate swaps-net	116	219	241
Commodity contracts-net	0	1	0
Liabilities
Short-term borrowings	3,679	5,287	3,988
Foreign currency contracts-net	0	66	89
Commodity contracts-net	0	0	7
Guarantees	13	14	7
Carrying Amount | Machinery and Power Systems
Liabilities
Long-term debt (including amounts due within one year)	8,759	9,779	8,973
Carrying Amount | Financial Products
Liabilities
Long-term debt (including amounts due within one year)	25,312	25,077	21,631
Carrying amount of assets excluded from measurement at fair value
Assets
Finance leases	8,053	7,959	7,324
Level 1 | Fair Value
Assets
Cash and short-term investments	6,081	5,490	3,057
Restricted cash and short-term investments	53	53	87
Liabilities
Short-term borrowings	3,679	5,287	3,988
Level 1 & 2 | Fair Value
Assets
Available-for-sale securities	1,570	1,586	1,447
Level 2 | Fair Value
Assets
Finance receivables-net (excluding finance leases)	15,913	15,359	12,516
Wholesale inventory receivables-net (excluding finance leases)	1,467	1,609	1,505
Foreign currency contracts-net	45	0	0
Interest rate swaps-net	116	219	241
Commodity contracts-net	0	1	0
Liabilities
Foreign currency contracts-net	0	66	89
Commodity contracts-net	0	0	7
Level 2 | Fair Value | Machinery and Power Systems
Liabilities
Long-term debt (including amounts due within one year)	9,905	11,969	10,737
Level 2 | Fair Value | Financial Products
Liabilities
Long-term debt (including amounts due within one year)	25,849	26,063	22,674
Level 3 | Fair Value
Liabilities
Guarantees	$ 13	$ 14	$ 7